Segment, Geographic and Customers Information - Summarized Income Statement Amounts by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total net sales:
Net sales	$ 608,244	$ 608,111	$ 574,853	$ 554,446	$ 552,028	$ 541,530	$ 509,570	$ 492,639	$ 482,012	$ 2,289,438	$ 2,025,751	$ 1,821,313
Operating income:
Related party license income					10,473					36,034	42,680	39,378
Operating income (loss)	41,993				48,864					180,253	175,694	125,475
Other expense
Interest expense	4,724				1,649					9,924	9,149	10,583
Other (income) expense, net	(220)				121					957	122	377
Income before income taxes	37,489				47,094					169,372	166,423	114,515
Depreciation and amortization:
Depreciation and amortization	19,994				18,233					74,354	67,990	65,765
Capital expenditures:
Capital expenditures	20,734				20,301					104,155	126,755	50,707
Total Reportable Segment Operating Income [Member]
Operating income:
Operating income (loss)	62,914				47,711					202,695	165,680	122,317
Corporate and other [Member]
Operating income:
Operating income (loss)	(20,921)				(9,320)					(58,476)	(32,666)	(36,220)
North America [Member]
Total net sales:
Net sales	507,017				457,366					1,921,444	1,657,192	1,479,497
Operating income:
Operating income (loss)	56,211				44,043					178,960	137,807	99,311
Depreciation and amortization:
Depreciation and amortization	14,873				13,271					54,499	47,826	47,723
Capital expenditures:
Capital expenditures	17,580				18,442					92,418	113,673	39,235
Europe [Member]
Total net sales:
Net sales	101,227				94,662					367,994	368,559	341,816
Operating income:
Operating income (loss)	6,703				3,668					23,735	27,873	23,006
Depreciation and amortization:
Depreciation and amortization	5,121				4,962					19,855	20,164	18,042
Capital expenditures:
Capital expenditures	$ 3,154				$ 1,859					$ 11,737	$ 13,082	$ 11,472